Summary of Significant Accounting Policies - Schedule of Revenue from External Customers by Geographic Areas (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from continuing operations	$ 268,733	$ 396,392	$ 709,228	$ 1,674,315	$ 3,099,608	$ 1,817,302
Net Loss from continuing operations					(5,678,418)	(7,806,761)
Argentine [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from continuing operations					3,099,608	1,665,568
Net Loss from continuing operations					(499,101)	(2,212,286)
U.S [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from continuing operations						151,734
Net Loss from continuing operations					$ (5,179,317)	$ (5,594,475)